Business Segment and Geographical Information - Schedule of Distribution of Long-Lived Assets, Net by Geographic Area (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Long-lived assets	$ 500,286	$ 524,672
Ireland
Segment Reporting [Line Items]
Long-lived assets	244,455	250,566
Rest of Europe
Segment Reporting [Line Items]
Long-lived assets	85,091	94,920
U.S.
Segment Reporting [Line Items]
Long-lived assets	117,653	122,896
Rest of World
Segment Reporting [Line Items]
Long-lived assets	$ 53,087	$ 56,290